Investment Instruments - Additional Information (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Highly liquid financial instruments	$ 295,551	$ 194,412
Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets [line items]
Highly liquid financial instruments	266,779	$ 178,671
Financial Investments Available-for-Sale [member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	46,033
Financial Investments Available-for-Sale [member] | Total Attributable to Equity Holders of the Bank [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	38,818
Financial Investments Available-for-Sale [member] | Non controlling Interest [Member]
Disclosure of financial assets [line items]
Unrealized gain and (loss) total	$ 7,215